Document and Entity Information	Dec. 03, 2019
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Dec. 03, 2019
Entity Registrant Name	Cimpress plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	Building D
Entity Address, Address Line Two	Xerox Technology Park
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
Country Region	353
City Area Code	42
Local Phone Number	938 8500
Entity Information, Former Legal or Registered Name	Cimpress N.V.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001262976
Amendment Flag	false
Entity Address, Postal Zip Code	A91 H9N9